Consolidated Statements of Changes in Shareholders’ Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Dividends paid (in USD per share)	$ 1.025	$ 0.59	$ 0.04